CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses	$ 95,542	$ 101,953
Restricted cash	858,825	784,508
Receivables, less allowance for credit losses of $78,960 and $75,292, respectively	12,789,027	12,183,281
Equipment on operating leases, net	1,458,325	974,307
TOTAL	15,909,565	14,986,704
Short-term debt (including current maturities of long-term debt)	4,632,208	4,289,189
Long-term debt	8,193,039	8,345,588
Total liabilities	14,333,633	13,476,287
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	78,960	75,292
Restricted cash	858,725	784,407
Receivables, less allowance for credit losses of $78,960 and $75,292, respectively	9,266,204	9,493,634
Equipment on operating leases, net	83,195	115,512
TOTAL	10,208,124	10,393,553
Short-term debt (including current maturities of long-term debt)	3,853,058	4,194,045
Long-term debt	5,839,213	5,796,434
Total liabilities	$ 9,692,271	$ 9,990,479